FINANCIAL INSTRUMENTS (Details)							12 Months Ended												12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 1 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 2 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 3 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 4 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 5 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)		Dec. 31, 2014 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] NOK		Dec. 31, 2013 Cross Currency Interest Rate Swap [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2013 Cross Currency Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 7 [Member] Designated as Hedging Instrument [Member] NOK	Dec. 31, 2014 Interest Rate Swap 8 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 9 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract Two [Member] Designated as Hedging Instrument [Member] USD ($)		Dec. 31, 2014 Cross Currency Interest Rate Contract Two [Member] Designated as Hedging Instrument [Member] NOK		Dec. 31, 2014 Interest Rate Swap 11 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 12 [Member] Not Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Cross Currency Interest Rate Contract 3 [Member] Designated as Hedging Instrument [Member] USD ($)		Dec. 31, 2014 Cross Currency Interest Rate Contract 3 [Member] Designated as Hedging Instrument [Member] NOK		Dec. 31, 2014 Interest Rate Swap 14 [Member] Designated as Hedging Instrument [Member] USD ($)	Dec. 31, 2014 Interest Rate Swap 15 [Member] Designated as Hedging Instrument [Member] USD ($)	Oct. 07, 2010 NOK 500 million senior unsecured floating rate bonds due 2014 [Member] NOK	Oct. 31, 2012 NOK 600 million senior unsecured floating rate bonds due 2017 [Member] NOK	Mar. 19, 2014 NOK 900 Million Senior Unsecured Bonds [Member] NOK	Oct. 31, 2012 NOK 900 Million Senior Unsecured Bonds [Member] NOK
Derivative [Line Items]
Debt amount																																			500,000,000	600,000,000	900,000,000	900,000,000
Financial instruments (short-term): at fair value	517,000	5,705,000	292,000	2,279,000	225,000	0						0				3,358,000	0	68,000
Derivative, Fair value [Abstract]
Liabilities	106,679,000	56,490,000	40,058,000	44,006,000	1,565,000	3,183,000						63,083,000				8,915,000	1,973,000	386,000
Assets	3,294,000	16,633,000	710,000	6,565,000	2,584,000	10,068,000						0				0	0	0
Interest rate swaps [Abstract]
Inception date							Mar. 31, 2010	Mar. 31, 2008	Apr. 30, 2011	May 31, 2011	Aug. 31, 2011								Apr. 30, 2012	Apr. 30, 2012	May 31, 2012		Oct. 31, 2012	[1]	Oct. 31, 2012	[1]	Feb. 28, 2013	Mar. 31, 2013	Mar. 19, 2014	[1]	Mar. 19, 2014	[1]	Dec. 28, 2016	Jan. 06, 2017
Maturity date							Mar. 31, 2015	Aug. 31, 2018	Dec. 31, 2018	Jan. 31, 2019	Aug. 31, 2021								May 31, 2019	May 31, 2019	Aug. 31, 2022		Oct. 31, 2017	[1]	Oct. 31, 2017	[1]	Dec. 31, 2017	Apr. 30, 2023	Mar. 19, 2019	[1]	Mar. 19, 2019	[1]	Dec. 27, 2021	Jan. 06, 2022
Notional principal	1,094,100,000	1,188,000,000					213,158,000	36,972,000	41,956,000	62,535,000	100,000,000	76,136,000	[1]	450,000,000	[1]				174,789,000		154,100,000	73,938,000	105,436,000	[1]	600,000,000	[1]	48,767,000	100,000,000	151,008,000	[1]	900,000,000	[1]	108,375,000	55,250,000
Notional principal, at maturity							$ 122,632,000	$ 24,794,000	$ 23,394,000	$ 34,044,000	$ 100,000,000									153,804,000,000	$ 79,733,000	$ 69,713,000					$ 32,142,000	$ 100,000,000					$ 70,125,000	$ 35,063,000
Fixed Interest Rate																			6.00%	6.00%									6.03%		6.03%
Fixed interest rate range, low end (in hundredths)							1.96%	4.05%	2.13%	0.80%	2.50%										1.76%		5.92%	[1]	5.92%	[1]	0.81%	1.85%					1.86%	1.83%
Fixed interest rate range, high end (in hundredths)							2.22%	4.15%	2.80%	2.58%	2.93%										1.85%		6.23%	[1]	6.23%	[1]	0.82%	1.97%					3.33%	3.09%

[1]	These swaps relate to the NOK600 million and the NOK900 million unsecured bonds, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.